UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23780

CROWDSTREET REIT I, INC.

(Exact name of registrant as specified in charter)

98 San Jacinto Blvd, 4th Floor, Austin, TX 78701

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street, Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: (971) 803-3110

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 - June 30, 2023

ITEM 1. PROXY VOTING RECORD:

Registrant: CrowdStreet REIT I, Inc.
Investment Company Act file number: 811-22153
Reporting Period: July 1, 2022 through June 30, 2023

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type (by issuer or shareholder)	(g) Voted	(h) How was vote cast (for or against proposal, or abstain; for or withhold regarding election of directors)	(i) Was Vote For or Against Management
There were no proxies to report for the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CrowdStreet REIT I, Inc.

By: (Signature and Title)* /s/ Sheldon Chang

Sheldon Chang, President

Date: August 28, 2023

* Print the name and title of each signing officer under his or her signature.